CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ 1,702,292	$ (2,836,060)	$ (10,401,590)	$ (21,749,920)
Adjustments to reconcile net loss to net cash used in operating activities:
Net loss (income) from discontinued operations	0	(108,196)	(125,524)	104,358
Depreciation	0	2,454	2,455	583,897
Amortization			0	656,228
Amortization of debt discounts	393,103	512,093	845,565	3,628,718
Convertible note payable issued for Asberry Series A Stock	0	508,553	508,553	0
Promissory note issued for research and development			0	1,550,000
Derivative expense	$ 132,723	647,883	5,436,087	650,071
Issuance of Series F preferred shares for consulting	378,000
Gain on troubled debt restructuring	$ (4,681,075)	0
Gain on extinguishment of debt	(843,401)	(332,530)	(632,220)	2,248,092
Share-based compensation: Common stock	0	10,650	6,259,293	16,746,502
Loss on disposal of property and equipment			0	124,849
Loss on impairment of goodwill and long-lived assets			0	7,283,276
Common stock subscribed for services			98,853	21,300
Changes in operating assets and liabilities:
Accounts receivable	(9,293)	(82,305)	(21,945)	96,127
Accounts receivable - related party	0	263,449	0	(190,179)
Prepaid expenses and other assets	1,174	(11,920)	291,909	230,841
Deposits and other assets	7,168	22,063
Accounts payable and accrued expenses	2,492,727	357,012	2,237,919	2,986,646
Net change in operating lease right of use assets and liabilities	137,244	436,260	1,247,357	1,901,116
Other liabilities	(5,639)	(75,556)	(16,992)	(387,087)
Net cash used in operating activities from continuing operations	(293,507)	(469,757)	(529,573)	(226,493)
Net cash used in discontinued operations	0	13,251	4,034	35,177
Net cash used in operating activities	(294,977)	(483,008)	(525,539)	(261,670)
Cash flows from investing activities:
Acquisition of property and equipment, net of sales			0	(16,297)
Cash flows from investing activities used continuing operations			0	(16,297)
Cash flows from investing activities used in discontinued operations			0	(6,450)
Net cash used in investing activities	0	0	0	(22,747)
Cash flows from financing activities:
Proceeds from convertible notes, loans and advances	218,000	362,344	433,500	1,256,187
Proceeds from notes payable - related parties	73,725	40,852	166,188	0
Payment on convertible loans, advances and factoring agreements	(11,450)	0	(83,620)	(1,391,523)
Payments on convertible notes and amounts payable - related parties	(2,000)	0	0	(45,132)
Net cash provided by (used in) financing activities from continuing operations			516,068	(180,525)
Net cash used in financing activities from discontinued operations			(32,705)	(28,671)
Net cash provided by financing activities	278,275	403,196	483,363	(209,196)
Net change in cash	(16,702)	(44,825)	(42,176)	(458,436)
Cash and cash equivalents - beginning of period	17,454	59,630	59,630	518,066
Cash and cash equivalents - end of period	752	14,805	17,454	59,630
Cash used for:
Interest	5,954	49,762	12,653	49,762
Taxes	0	0	0	0
Non-Cash Investing and Financing Activity:
Non cash additions of debt discounts	209,996	489,089
Common Stock issued for conversion of notes payable	501,892	804,088
Common Stock issued for conversion of preferred stock	792,624	0
Debt discount on convertible promissory notes			572,839	1,070,591
Common stock issued for conversion of convertible notes			$ 1,206,188	$ 1,439,894
Series E Preferred 'stock issued in exchange for debt and payables			0	13,344,101
Deemed dividend related to modification of Series A Preferred Stock			$ 0	$ 39,866,742
Acquisition of net liabilities of Asberry 22 Holdings, Inc.	$ 0	$ 63,775	$ 63,775	$ 0